NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 8,485		$ 8,485		$ 8,369	$ 8,395
Profit (loss), attributable to non-controlling interests	283	$ 265	575	$ 528	1,290
Cash contributed			12	1	11
Increase (decrease) in non-controlling interest					251
Disbursements			$ (471)	$ (448)	(1,578)
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			38.50%
Non-controlling interests	6,027		$ 6,027		5,978	6,039
Profit (loss), attributable to non-controlling interests			420		965
Cash contributed			0		0
Increase (decrease) in non-controlling interest					0
Disbursements			$ (371)		(1,026)
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests	1,228		$ 1,228		1,193	1,424
Profit (loss), attributable to non-controlling interests			96		196
Cash contributed			0		0
Increase (decrease) in non-controlling interest					0
Disbursements			$ (61)		(427)
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Non-controlling interests	281		$ 281		263	0
Profit (loss), attributable to non-controlling interests			18		57
Cash contributed			0		0
Increase (decrease) in non-controlling interest					251
Disbursements			$ 0		(45)
Loulo Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests	943		$ 943		933	901
Profit (loss), attributable to non-controlling interests			39		68
Cash contributed			0		0
Increase (decrease) in non-controlling interest					0
Disbursements			$ (29)		(36)
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests	41		$ 41		39	47
Profit (loss), attributable to non-controlling interests			2		9
Cash contributed			0		0
Increase (decrease) in non-controlling interest					0
Disbursements			0		(17)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (35)		(35)		(37)	$ (16)
Profit (loss), attributable to non-controlling interests			0		(5)
Cash contributed			12		11
Increase (decrease) in non-controlling interest					0
Disbursements			$ (10)		$ (27)